Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2022
Weighted-average number of shares

	As of March 31,
	2020	2021	2022
Weighted average number of equity shares used in computing basic earnings per equity share	5,468,802,148	5,499,587,357	5,533,113,800
Effect of potential equity shares for stock options outstanding	36,990,405	23,890,989	30,366,023

Weighted average number of equity shares used in computing diluted earnings per equity share	5,505,792,553	5,523,478,346	5,563,479,823

Reconciliation of Earnings Per Share
The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2020		2021		2022		2022

Basic earnings per share	Rs.	47.59	Rs.	59.27	Rs.	69.76	US$	0.92
Effect of potential equity shares for stock options outstanding		0.32		0.25		0.38		0.01

Diluted earnings per share	Rs.	47.27	Rs.	59.02	Rs.	69.38	US$	0.91

Basic earnings per ADS	Rs.	142.77	Rs.	177.81	Rs.	209.28	US$	2.76
Effect of potential equity shares for stock options outstanding		0.96		0.75		1.14		0.03

Diluted earnings per ADS	Rs.	141.81	Rs.	177.06	Rs.	208.14	US$	2.73